Equity securities and other investments	6 Months Ended
Sep. 30, 2020
Equity securities and other investments
10.	Equity securities and other investments

	As of March 31, 2020
		Gross	Gross	Provision
	Original	unrealized	unrealized	for decline	Carrying
	cost	gains	losses	in value	value

	(in millions of RMB)
Equity securities:
Listed equity securities	68,488	18,070	(20,255)	—	66,303
Investments in privately held companies	92,832	19,601	(815)	(24,065)	87,553
Debt investments (i)	14,685	13	(1,555)	(1,436)	11,707
	176,005	37,684	(22,625)	(25,501)	165,563

10.	Equity securities and other investments (Continued)

	As of September 30, 2020
		Gross	Gross	Provision
	Original	unrealized	unrealized	for decline	Carrying
	cost	gains	losses	in value	value

	(in millions of RMB)
Equity securities:
Listed equity securities	70,204	38,783	(13,412)	—	95,575
Investments in privately held companies	93,593	20,019	(1,353)	(29,138)	83,121
Debt investments (i)	17,984	56	(1,780)	(1,031)	15,229
	181,781	58,858	(16,545)	(30,169)	193,925

(i)

Debt investments include convertible and exchangeable bonds accounted for under the fair value option, for which the fair value as of March 31, 2020 and September 30, 2020 were RMB4,704 million and RMB5,936 million, respectively. The aggregate fair value of these convertible and exchangeable bonds was lower than their aggregate unpaid principal balance as of March 31, 2020 and September 30, 2020 by RMB1,576 million and RMB1,802 million, respectively. Net losses from fair value changes recorded on convertible and exchangeable bonds in the condensed consolidated income statements were RMB753 million and RMB271 million during the six months ended September 30, 2019 and 2020, respectively.

For equity securities, a summary of gains and losses, including impairment losses, recognized in interest and investment income, net is as follows:

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB)
Net unrealized (losses) gains recognized during the period for equity securities still held as of the end of the period	(9,624)	25,940
Net gains recognized during the period from disposals of equity securities during the period	496	3
Net (losses) gains recognized during the period on equity securities	(9,128)	25,943

The Company elected to record a majority of equity investments in privately held companies over which the Company neither has control nor significant influence through investment in common stock or in-substance common stock using the measurement alternative at cost, less impairment, with subsequent adjustment for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. During the six months ended September 30, 2019 and 2020, upward adjustments of RMB1,742 million and RMB3,776 million were recorded in interest and investment income, net, in the condensed consolidated income statements, respectively. During the same periods, impairments and downward adjustments of RMB5,854 million and RMB5,667 million were recorded in interest and investment income, net, in the condensed consolidated income statements, respectively. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities. As of March 31, 2020 and September 30, 2020, the amount of investments in privately held companies for which the Company elected to record using the measurement alternative was RMB80,939 million and RMB77,082 million, respectively.

10.	Equity securities and other investments (Continued)

During the six months ended September 30, 2019 and 2020, no realized gains or losses were recognized for the disposal of debt investments. During the same periods, impairment losses on debt investments of RMB841 million and RMB97 million were recorded in interest and investment income, net in the condensed consolidated income statements, respectively.

The carrying amount of debt investments approximates their fair value due to the fact that the related effective interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.